Income Taxes - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective tax rate							2.90%	22.60%	22.10%
Statutory tax rate	21.00%	35.00%					21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation business interest expense percent	50.00%									30.00%
deferred income tax liabilities			$ 52.0		$ 52.0		$ 77.8	$ 83.8
Deferred Tax Assets, Valuation Allowance							37.3	5.7
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount							31.6
unrecognized tax benefits							1.0	1.0
undistributed foreign earnings							111.2	113.3
Income tax benefit (expense)			12.9	$ (6.3)	$ 25.8	$ 8.1	(3.5)	85.9	$ 41.3
U.S. and certain foreign jurisdictions [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ 15.3
Domestic Tax Authority [Member]
Operating Loss Carryforwards							230.1
Operating Loss Carryforwards expire amount							65.2
Operating Loss Carryforwards Indefinite Amount							164.9
State and Local Jurisdiction [Member]
Operating Loss Carryforwards							356.7
Operating Loss Carryforwards expire amount							313.7
Operating Loss Carryforwards Indefinite Amount							43.0
Foreign Tax Authority [Member]
Operating Loss Carryforwards							15.0
Operating Loss Carryforwards expire amount							6.1
Operating Loss Carryforwards Indefinite Amount							8.9
Canada And Singapore [Member]
Unrecognized Tax Benefits, Period Increase (Decrease)			$ 1.0				1.0
Other Assets [Member]
deferred tax assets							$ 0.6	$ 5.6